Asset Retirement Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation, beginning of period	$ 792,747	$ 1,046,621
Reduction in liability due to transfer of Cactus Mill property	(40,802)
Changes to estimated costs and timing to reclaim		(334,342)
Accretion expense	74,692	80,468
Asset retirement obligation, end of period	$ 826,637	$ 792,747